Fees and Expenses - Nuveen Dividend Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell ETF Class shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling ETF Class shares of the Fund, which are not reflected in this table or the example that follows:

Other Expenses, New Fund, Based on Estimates [Text]	The ETF Class shares of the Fund are new, so the “Other Expenses” shown for the class are based on estimated fees and expenses for the ETF Class’s first fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following example is intended to help you compare the cost of investing in the ETF Class of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the ETF Class of the Fund for the time periods indicated and then sell all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the operating expenses of the ETF Class are at the lesser of the Total Annual Fund Operating Expenses or the applicable expense limitation. The example does not reflect brokerage commissions that you may pay when you purchase and sell Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%